Guarantees	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Guarantees
15.	Guarantees:

We have provided limited guarantees to third parties under some of our operating leases relating to a portion of the residual aircraft values at the termination of the leases, which have terms expiring between fiscal 2013 and 2022. Our exposure under the asset value guarantees including guarantees in the form of funded and unfunded residual value guarantees, rebateable advance rentals and deferred payments is approximately $228.1 million as at January 31, 2013 (April 30, 2012 – $223.0 million).

23.	Guarantees:

The Company has provided limited guarantees to third parties under some of its operating leases relating to a portion of the residual aircraft values at the termination of the leases, which have terms expiring between fiscal 2013 and 2022. The Company’s exposure under the asset value guarantees including guarantees in the form of funded residual value guarantees, rebateable advance rentals and deferred payments is approximately $223.0 million as at April 30, 2012 (2011 – $198.4 million).